Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Income Fund))	0 Months Ended
	Dec. 29, 2011
Russell 3000 Index
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years (or life of class, if less)	2.16%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	2.84%	[1]
Barclay Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years (or life of class, if less)	5.84%
Barclay Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.67%	[1]
Class A Shares
Average Annual Return:
1 Year	5.21%
5 Years	(2.43%)
10 Years (or life of class, if less)	1.10%
Inception Date	Dec. 01, 1970
Class A Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.88%
5 Years	(3.58%)
10 Years (or life of class, if less)	(0.37%)
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.55%
5 Years	(2.38%)
10 Years (or life of class, if less)	0.33%
Class B Shares
Average Annual Return:
1 Year	5.64%
5 Years	(2.45%)
10 Years (or life of class, if less)	1.21%
Inception Date	Aug. 17, 1993
Class C Shares
Average Annual Return:
1 Year	9.70%
5 Years	(2.10%)
10 Years (or life of class, if less)	0.87%
Inception Date	Nov. 01, 1955
Class N Shares
Average Annual Return:
1 Year	10.19%
5 Years	(1.66%)
10 Years (or life of class, if less)	1.18%
Inception Date	Mar. 01, 2001

[1]	From 2/28/01